UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  4/30

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 67.1%
U.S. Government Sponsored Agencies 65.3%
Federal Farm Credit Bank:
0.06% *, 3/20/2015	25,000,000	24,998,042
0.1% *, 5/13/2015	12,500,000	12,496,493
0.12% *, 8/4/2015	35,000,000	34,978,533
0.151% **,5/5/2016	58,000,000	58,000,133
0.151% **, 3/3/2016	25,000,000	25,000,000
0.17% **, 2/2/2015	25,000,000	24,999,990
0.25% **, 3/4/2015	45,000,000	45,003,495
Federal Home Loan Bank:
0.061% *, 3/18/2015	14,000,000	13,998,933
0.07% *, 3/17/2015	75,000,000	74,993,582
0.073% *, 2/4/2015	50,000,000	49,999,696
0.08% *, 3/18/2015	50,000,000	49,995,000
0.085% *, 2/11/2015	50,000,000	49,998,819
0.09% *, 2/13/2015	45,000,000	44,998,650
0.09% *, 4/6/2015	60,000,000	59,990,400
0.092% *, 2/11/2015	300,000,000	299,992,333
0.105% *, 4/24/2015	30,000,000	29,992,825
0.106% **, 2/12/2015	40,000,000	40,000,000
0.121% **, 6/5/2015	42,000,000	42,000,016
0.125%, 2/5/2015	40,000,000	39,999,771
0.125%, 9/2/2015	30,000,000	29,985,542
0.128% **, 2/17/2015	50,000,000	50,000,717
0.17%, 2/12/2015	40,000,000	40,000,032
0.17% *, 9/4/2015	8,500,000	8,491,370
0.18%, 10/27/2015	42,000,000	41,993,150
0.19%, 9/3/2015	30,000,000	29,996,885
Federal Home Loan Mortgage Corp.:
0.05% *, 3/3/2015	25,000,000	24,998,958
0.055% *, 3/11/2015	25,000,000	24,998,549
0.055% *, 3/23/2015	43,750,000	43,746,658
0.055% *, 2/11/2015	25,000,000	24,999,618
0.058% *, 3/23/2015	46,875,000	46,871,224
0.064% *, 4/6/2015	20,000,000	19,997,724
0.09% *, 2/4/2015	50,000,000	49,999,625
0.09% *, 3/4/2015	25,000,000	24,998,063
0.09% *, 4/13/2015	10,000,000	9,998,225
0.091% *, 4/14/2015	10,000,000	9,998,100
0.095% *, 3/2/2015	22,000,000	21,998,316
0.095% *, 4/24/2015	10,000,000	9,997,836
0.1% *, 5/20/2015	20,000,000	19,994,000
0.1% *, 3/24/2015	75,000,000	74,989,375
0.105% *, 7/23/2015	35,000,000	34,978,846
0.11% *, 4/15/2015	65,000,000	64,985,501
0.115% *, 5/19/2015	50,000,000	49,982,910
0.12% *, 6/1/2015	25,000,000	24,990,000
0.13% *, 5/13/2015	25,000,000	24,990,882
0.14% *, 5/14/2015	25,000,000	24,990,083
0.15% *, 7/10/2015	16,500,000	16,489,069
0.18% *, 11/12/2015	50,000,000	49,929,000
0.2% *, 11/16/2015	35,000,000	34,944,000
0.251% *, 12/7/2015	35,000,000	34,924,897
4.375%, 7/17/2015	28,000,000	28,539,838
Federal National Mortgage Association:
0.04% *, 2/2/2015	38,000,000	37,999,958
0.07% *, 4/27/2015	10,000,000	9,998,347
0.08% *, 4/15/2015	30,000,000	29,995,133
0.08% *, 4/22/2015	50,000,000	49,991,111
0.08% *, 5/1/2015	25,000,000	24,995,056
0.09% *, 4/27/2015	40,000,000	39,991,500
0.095% *, 4/16/2015	12,500,000	12,497,559
0.1% *, 5/21/2015	20,000,000	19,993,944
0.11% *, 5/18/2015	25,000,000	24,991,903
0.11% *, 6/15/2015	12,500,000	12,494,882
0.12% *, 4/1/2015	17,000,000	16,996,657
0.146% **, 10/21/2016	32,000,000	31,997,018
0.16% *, 8/3/2015	25,000,000	24,979,667
0.18% *, 9/1/2015	35,000,000	34,962,900

		2,391,121,339
U.S. Treasury Obligations 1.8%
U.S. Treasury Floating Rate Note, 0.09% **, 7/31/2016	30,000,000	30,000,000
U.S. Treasury Note, 0.065% **, 1/31/2016	36,400,000	36,392,106

		66,392,106

Total Government & Agency Obligations (Cost $2,457,513,445)		2,457,513,445
Repurchase Agreements 31.2%
Barclays Capital, 0.05%, dated 1/30/2015, to be repurchased at $100,000,417 on 2/2/2015 (a)	100,000,000	100,000,000
BNP Paribas, 0.06%, dated 1/30/2015, to be repurchased at $21,001,225 on 3/6/2015 (b)	21,000,000	21,000,000
BNP Paribas, 0.08%, dated 1/30/2015, to be repurchased at $54,004,200 on 3/6/2015 (c)	54,000,000	54,000,000
Citigroup Global Markets, Inc., 0.05%, dated 1/30/2015, to be repurchased at $250,001,042 on 2/2/2015 (d)	250,000,000	250,000,000
JPMorgan Securities, Inc., 0.08%, dated 1/30/2015, to be repurchased at $100,020,222 on 5/1/2015 (e)	100,000,000	100,000,000
Merrill Lynch & Co., Inc., 0.05%, dated 1/30/2015, to be repurchased at $100,000,417 on 2/2/2015 (f)	100,000,000	100,000,000
Morgan Stanley & Co., Inc., 0.08%, dated 1/30/2015, to be repurchased at $100,000,667 on 2/2/2015 (g)	100,000,000	100,000,000
The Goldman Sachs & Co., 0.07%, dated 1/30/2015, to be repurchased at $75,000,438 on 2/2/2015 (h)	75,000,000	75,000,000
Wells Fargo Bank, 0.06%, dated 1/30/2015, to be repurchased at $125,000,625 on 2/2/2015 (i)	125,000,000	125,000,000
Wells Fargo Bank, 0.07%, dated 1/30/2015, to be repurchased at $217,001,266 on 2/2/2015 (j)	217,000,000	217,000,000

Total Repurchase Agreements (Cost $1,142,000,000)		1,142,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,599,513,445) †	98.3	3,599,513,445
Other Assets and Liabilities, Net	1.7	62,136,140

Net Assets	100.0	3,661,649,585

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

†	The cost for federal income tax purposes was $3,599,513,445.
(a)	Collateralized by $65,677,800 U.S. Treasury Bonds, with various coupon rates from 4.75-6.25% , with various maturities of 5/15/2030-2/15/2037 with a value of $102,000,042.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,509,000	U.S. Treasury Inflation-Indexed Bonds	1.375-2.0	1/15/2026-2/15/2044	7,330,400
13,681,000	U.S. Treasury Inflation-Indexed Note	0.125	7/15/2024	13,661,088
817,900	U.S. Treasury Strip	Zero Coupon	11/15/2041	428,629
Total Collateral Value				21,420,117

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,595,488	Federal Home Loan Mortgage Corp.	3.0-6.0	3/1/2025-5/1/2044	40,894,579
13,137,345	Federal National Mortgage Association	3.0-5.0	1/1/2026-2/1/2038	14,185,421
Total Collateral Value				55,080,000

(d)	Collateralized by $157,678,900 U.S. Treasury Inflation-Indexed Bonds, with various coupon rates from 2.0-3.375% , with various maturities of 1/15/2016-4/15/2032 with a value of $255,000,063.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
736,798,570	Federal Home Loan Mortgage Corp. - Interest Only	2.5-6.0	5/15/2025-4/15/2043	83,567,041
192,615	Federal National Mortgage Association	4.0	6/25/2026	208,335
158,938,033	Federal National Mortgage Association - Interest Only	3.0-6.0	2/25/2022-2/25/2044	18,224,703
Total Collateral Value				102,000,079

(f)	Collateralized by $77,775,600 U.S. Treasury Note, 3.75%, maturing on 11/15/2043 with a value of $102,000,127.
(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
615,000	Federal Farm Credit Bank	3.4-5.2	9/15/2016-6/4/2018	664,789
355,002	Federal Home Loan Bank	0.28-4.875	4/2/2015-9/8/2017	355,406
49,126,706	Federal Home Loan Mortgage Corp.	1.2-9.0	11/1/2015-7/1/2043	51,533,783
48,059,754	Federal National Mortgage Association	2.23-9.0	2/1/2017-1/1/2045	49,443,591
2,295	Government National Mortgage Association	4.5	5/20/2024	2,431
Total Collateral Value				102,000,000

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
19,675,072	Federal Home Loan Mortgage Corp.	4.0-4.5	11/15/2040-7/15/2042	21,777,960
559,700	Federal Home Loan Mortgage Corp. - Interest Only	5.428	1/15/2045	94,057
15,400,761	Federal National Mortgage Association	4.0-8.258	10/25/2041-11/25/2044	15,581,829
242,014,005	Federal National Mortgage Association - Interest Only	5.0-6.332	1/25/2040-11/25/2044	39,046,154
Total Collateral Value				76,500,000

(i)	Collateralized by $122,785,800 U.S. Treasury Notes, with various coupon rates from 0.875-3.125% , with various maturities of 3/31/2016-8/15/2024 with a value of $127,500,030.
(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
178,648,370	Federal Home Loan Mortgage Corp.	3.5	12/1/2044	188,612,920
179,760,806	Federal Home Loan Mortgage Corp. - Interest Only	3.0-4.5	7/15/2031-2/15/2043	23,192,395
52,193,596	Federal National Mortgage Association - Interest Only	4.0	5/25/2043	9,534,686
Total Collateral Value				221,340,001

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(k)	$—	$2,457,513,445	$—	$2,457,513,445
Repurchase Agreements	—	1,142,000,000	—	1,142,000,000
Total	$—	$3,599,513,445	$—	$3,599,513,445

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.

(k)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015